Acquisitions, Dispositions and Restructuring - Roll Forward of Accrued Liabilities Associated with Restructuring Activities (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Line Items]
Beginning balance	$ 7,957
Accruals	2,809	12,850
Payments	(6,718)	(4,893)
Ending balance	4,048	7,957
Morgan City environmental reserve [Member]
Restructuring Reserve [Line Items]
Beginning balance	5,925
Accruals		5,925
Payments	(2,250)
Ending balance	3,675	5,925
Severance and other personnel-related accruals [Member]
Restructuring Reserve [Line Items]
Beginning balance	927
Accruals	2,626	5,820
Payments	(3,553)	(4,893)
Ending balance		927
Morgan City yard-related expenses and Other [Member]
Restructuring Reserve [Line Items]
Beginning balance	1,105
Accruals	183	1,105
Payments	(915)
Ending balance	$ 373	$ 1,105